Finance Income and Costs	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Finance Income and Costs

30.	Finance Income and Costs

(1)	Details of finance income and costs for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)
	2021		2020	2019
Finance Income:
Interest income	￦	36,708	37,030	48,605
Gain on sale of accounts receivable — other		27,725	22,605	15,855
Dividends		12,039	1,170	10,011
Gain on foreign currency transactions		10,987	9,029	8,836
Gain on foreign currency translations		7,505	7,888	4,064
Gain relating to financial instruments at FVTPL		60,169	62,963	34,321

	￦	155,133	140,685	121,692

Finance Costs:
Interest expense	￦	279,737	288,972	306,665
Loss on sale of accounts receivable — other		—	—	5,823
Loss on foreign currency transactions		12,270	11,053	10,038
Loss on foreign currency translations		6,764	8,973	4,242
Loss on disposal of long-term investment securities		—	98	—
Loss relating to financial instruments at FVTPL		16,833	13,847	8,144

	￦	315,604	322,943	334,912

(2)	Details of interest income included in finance income for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)	2021		2020	2019
Interest income on cash equivalents and financial instruments(*)	￦	16,141	24,378	29,854
Interest income on loans and others(*)		27,709	25,979	33,725

	￦	43,850	50,357	63,579

(*)	Includes amounts related to discontinued operations.

(3)	Details of interest expenses included in finance costs for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)	2021		2020	2019
Interest expense on borrowings(*)	￦	66,188	116,397	104,991
Interest expense on debentures(*)		224,144	225,309	224,765
Others(*)		52,010	57,470	76,331

	￦	342,342	399,176	406,087

(*)	Includes amounts related to discontinued operations.

(4)
Finance income and costs by category of financial instruments for the years ended December 31, 2021, 2020 and 2019 are as follows. Bad debt expense (reversal of loss allowance) for accounts receivable — trade, loans and receivables are presented and explained separately in notes 6 and 3
5
.

1)     Finance income and costs

(In millions of won)
	2021
	Finance income(*)		Finance costs(*)
Financial Assets:
Financial assets at FVTPL	￦	149,590	67,503
Financial assets at FVOCI		3,413	142,015
Financial assets at amortized cost		48,940	12,262
Derivatives designated as hedging instrument		—	600

		201,943	222,380

Financial Liabilities:
Financial liabilities at FVTPL		—	8,036
Financial liabilities at amortized cost		607	355,011

		607	363,047

	￦	202,550	585,427

(*)	Includes amounts related to discontinued operations.

(In millions of won)
	2020
	Finance income(*1)		Finance costs(*1)
Financial Assets:
Financial assets at FVTPL(*2)	￦	180,254	10,894
Financial assets at FVOCI		993	44,832
Financial assets at amortized cost(*2)		46,135	24,601
Derivatives designated as hedging instrument		—	1,867

		227,382	82,194

Financial Liabilities:
Financial liabilities at FVTPL		—	12,115
Financial liabilities at amortized cost		6,434	400,678
Derivatives designated as hedging instrument		7,380	2,206

		13,814	414,999

	￦	241,196	497,193

(*1)	Includes amounts related to discontinued operations.

(*2)	The Group reclassified the category of financial assets measured at amortized cost. Accordingly, the category of financial income arising on reclassification of a financial asset is reclassified.

(In millions of won)
	2019
	Finance income(*1)		Finance costs(*1)
Financial Assets:
Financial assets at FVTPL(*2)	￦	79,529	13,577
Financial assets at FVOCI		9,924	—
Financial assets at amortized cost(*2)		52,543	17,488

		141,996	31,065

Financial Liabilities:
Financial liabilities at FVTPL		56	43
Financial liabilities at amortized cost		103	406,206
Derivatives designated as hedging instrument		—	641

		159	406,890

	￦	142,155	437,955

(*1)	Includes amounts related to discontinued operations.

(*2)	The Group reclassified the category of financial assets measured at amortized cost. Accordingly, the category of financial income arising on reclassification of a financial asset is reclassified.
2)     Other comprehensive income (loss)

(In millions of won)
	2021		2020	2019
Financial Assets:
Financial assets at FVOCI	￦	920,871	579,678	(17,943)
Derivatives designated as hedging instrument		15,427	24,320	41,305

		936,298	603,998	23,362

Financial Liabilities:
Derivatives designated as hedging instrument		706	(5,182)	(624)

	￦	937,004	598,816	22,738

(5)	Details of impairment losses for financial assets for th e years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)
	2021		2020	2019
Accounts receivable — trade(*)	￦	31,546	48,625	28,841
Other receivables(*)		6,001	10,559	5,802

	￦	37,547	59,184	34,643

(*)	Includes amounts related to discontinued operations.